ORGANIZATION AND BASIS OF PRESENTATION (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended								0 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 USD ($)	Dec. 15, 2010 USD ($)	Jan. 31, 2011 Beijing Lentuo Tongda Automobile Sales Service Co., Ltd. [Member] USD ($)	Jan. 31, 2011 Beijing Lentuo Tongda Automobile Sales Service Co., Ltd. [Member] CNY	Dec. 15, 2010 American Depositary Shares [Member] USD ($)
Organization and Basis of Presentation [LineItems]
New issued and outstanding shares during 2013 (in shares)									6,500,000
Price per share									$ 8.00
Ordinary shares, par value (in dollars per share)	$ 0.00001				$ 0.00001	$ 0.00001			$ 0.00001
Proceeds from issuance of ordinary shares									$ 52
Registered capital							1,589	10,000
Working capital	(37,824)	(228,979)
Cash flows used in operating activities	(37,666)	(228,017)	94,923	(109,664)
Unutilized bank facilities	$ 110,509	669,000